Audit Information	12 Months Ended
Apr. 30, 2025
Auditor [Table]
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Earlyworks Co., Ltd. as of April 30, 2024 and 2025 and the related statements of operations, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended April 30, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of April 30, 2024 and 2025, and the results of its operations and its cash flows for each of the years in the three-year period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.